RS Investment Trust

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Summary Prospectus for RS Low Duration Bond Fund

(Class A, C, K, Y shares), dated May 1, 2014

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.rsinvestments.com/prospectus. You can also get this information at no cost by calling 800.766.3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. This Summary Prospectus incorporates by reference the Fund’s Prospectus, dated May 1, 2014, as supplemented February 27, 2015, the Fund’s SAI, dated May 1, 2014, as revised February 5, 2015, and the financial statements included in the Fund’s annual report to shareholders, dated December 31, 2013.

Effective March 2, 2015, the shareholder fees table in the section titled “Fees and Expenses of the Fund” is amended and restated in its entirety as follows:

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A	Class C	Class K	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sales proceeds or the original offering price)	None[1]	1.00%[2]	None	None
1	Deferred sales load of 1.00% applies to purchases of $500,000 or more of Class A shares if these shares are sold within 12 months of purchase. For shareholders who purchased $1 million or more of Class A shares prior to March 2, 2015, a deferred sales load of 1.00% applies for shares sold within 18 months of purchase.
2	Deferred sales load applies for shares sold within one year of purchase.

February 27, 2015

RS Investment Trust

RS INVESTMENT TRUST

Supplement to Summary Prospectus for RS Floating Rate Fund

(Class A, C, K, Y shares),

dated May 1, 2014, as revised September 15, 2014

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.rsinvestments.com/prospectus. You can also get this information at no cost by calling 800.766.3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. This Summary Prospectus incorporates by reference the Fund’s Prospectus, dated May 1, 2014, as supplemented February 27, 2015, the Fund’s SAI, dated May 1, 2014, as revised February 5, 2015, and the financial statements included in the Fund’s annual report to shareholders, dated December 31, 2013.

Effective March 2, 2015, the shareholder fees table in the section titled “Fees and Expenses of the Fund” is amended and restated in its entirety as follows:

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A	Class C	Class K	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None[1]	1.00%[2]	None	None
1	Deferred sales load of 1.00% applies to purchases of $500,000 or more of Class A shares if these shares are sold within 12 months of purchase. For shareholders who purchased $1 million or more of Class A shares prior to March 2, 2015, a deferred sales load of 1.00% applies for shares sold within 18 months of purchase.
2	Deferred sales load applies for shares sold within one year of purchase.

February 27, 2015

RS Investment Trust

RS INVESTMENT TRUST

Supplement to Summary Prospectus for RS Tax-Exempt Fund

(Class A, C, Y shares),

dated May 1, 2014, as revised July 31, 2014

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.rsinvestments.com/prospectus. You can also get this information at no cost by calling 800.766.3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. This Summary Prospectus incorporates by reference the Fund’s Prospectus, dated May 1, 2014, as supplemented February 27, 2015, the Fund’s SAI, dated May 1, 2014, as revised February 5, 2015, and the financial statements included in the Fund’s annual report to shareholders, dated December 31, 2013.

Effective March 31, 2015, Alexander M. Grant, Jr. will retire as co-portfolio manager of RS Tax-Exempt Fund, and the section titled “Management of the Fund — Investment Team” (on page 4) will be amended and restated in its entirety as follows:

Douglas J. Gaylor, portfolio manager, has managed the Fund since August 2014.

February 27, 2015

RS Investment Trust

RS INVESTMENT TRUST

Supplement to Summary Prospectus for RS High Income Municipal Bond Fund

(Class A, C, Y shares),

dated May 1, 2014, as revised July 31, 2014

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.rsinvestments.com/prospectus. You can also get this information at no cost by calling 800.766.3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. This Summary Prospectus incorporates by reference the Fund’s Prospectus, dated May 1, 2014, as supplemented February 27, 2015, the Fund’s SAI, dated May 1, 2014, as revised February 5, 2015, and the financial statements included in the Fund’s annual report to shareholders, dated December 31, 2013.

Effective March 31, 2015, Alexander M. Grant, Jr. will retire as co-portfolio manager of RS High Income Municipal Bond Fund, and the section titled “Management of the Fund — Investment Team” (on page 4) will be amended and restated in its entirety as follows:

Douglas J. Gaylor, portfolio manager, has managed the Fund since August 2014.

February 27, 2015